Significant accounting policies	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Significant accounting policies	Significant accounting policies
Cash, cash equivalents and restricted cash
Cash and cash equivalents include cash deposits in financial institutions, other deposits that are readily convertible into cash, with original maturities of three months or less, and cash held at retail locations. Accounts at each institution are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000. The Company maintains its cash in bank deposit accounts the balances of which, at times, may exceed federally insured limits. As of December 31, 2023, the Company had a restricted cash balance of $8.6 million, related to full collateralization of the Company’s borrowings under its asset-based revolving credit facility and standby letter of credit with East West Bank (“EWB”). See Note 14 — Notes payable for further details.
Accounts receivable, net
The Company maintains an allowance for expected credit losses to reflect the expected uncollectability of accounts receivable and notes receivable based on historical collection data and specific risks identified among uncollected accounts, as well as management’s expectation of future economic conditions. The Company also considers relevant qualitative and quantitative factors to assess whether historical loss experience should be adjusted to better reflect the risk characteristics of the Company’s receivables and the expected future losses. If current or expected future economic trends, events or changes in circumstances indicate that specific receivable balances may be impaired, further consideration is given to the collectability of those balances and the allowance is adjusted accordingly. Accounts receivable are written off after exhaustive collection efforts occur and the receivable is deemed uncollectible.
Inventories, net
Inventories, including packaging and supplies, are stated at lower of cost or net realizable value (“NRV”). NRV is the estimated selling price in the ordinary course of business less estimated costs to sell. Packaging and supplies are initially valued at cost. The Company values its inventories at standard cost, which approximates weighted average cost. The direct and indirect costs of inventories include materials, labor and depreciation expense on equipment involved in trimming and packaging. All direct and indirect costs related to inventories are capitalized as they are incurred and subsequently recorded within Cost of goods sold on the Consolidated Statements of Operations at the time the inventoried product is sold. The Company reviews its inventories for obsolete, redundant and slow moving goods, and any such inventories are written down to NRV, which is recorded within Cost of goods sold on the Consolidated Statements of Operations.
Property, plant and equipment, net
Property, plant and equipment, net are stated at cost, net of accumulated depreciation and impairment losses, if any. Ordinary repairs and maintenance are expensed as incurred. Depreciation is calculated on a straight-line basis over the estimated useful life of the property, plant and equipment to its salvage value as follows:

Estimated useful life
Information technology	3-5 years
Furniture and fixtures	3-7 years
Building and improvements	15-39 years
Leasehold improvements	Shorter of useful life or remaining lease term
Property, plant and equipment held for sale are recorded at estimated fair value less costs to sell and depreciation is ceased.
The Company reviews the residual values, useful lives and depreciation methods of its property, plant and equipment at each fiscal year-end, and any adjustments deemed to be appropriate are applied prospectively. Construction in progress is measured at cost and upon completion reclassified to one of the Company’s four classes of property, plant and equipment as noted in the above table, depending on the nature of the associated assets. Depreciation commences upon the property, plant and equipment becoming available for its intended use. Subsequent expenditures on in-service property, plant and equipment are capitalized only if it is probable that the expenditure will provide future economic benefits to the Company beyond those initially expected. The Company recognizes leasehold improvements within Building and improvements in Note 10 — Property, plant and equipment, net.
Property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected from its use. Any gain or loss arising from derecognition of property, plant and equipment (calculated as the difference between net disposal proceeds and the carrying value of the property, plant and equipment) is recognized in Other income (expense), net on the Consolidated Statements of Operations.
Intangible assets, net
Intangible assets are recorded at cost, less accumulated amortization and impairment losses, if any. Intangible assets acquired in a business combination are recognized at fair value at the date of acquisition, while intangible assets that are internally generated are recognized at cost. The useful life of an internally generated intangible asset is the shorter of 15 years or the term specified by an applicable law, regulation or contractual provision. Intangible assets are amortized on a straight-line basis over the following estimated useful lives:

Estimated useful life
Licenses and service agreements	5-30 years
Trade names	1-20 years
Intellectual property and know-how	5-15 years
Non-compete agreements	1-15 years
The estimated useful lives, residual values and amortization methods are reviewed at each fiscal year-end, and any adjustments deemed to be appropriate are applied prospectively.
Leases
The Company assesses contracts to assess whether a contract is, or contains, a lease. If a contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration, the Company deems that contract a lease, or as containing an embedded lease, and evaluates whether the lease arrangement is an operating or a finance lease at inception. For lease arrangements with an initial term in excess of 12 months, the Company recognizes a lease liability equal to the present value of outstanding lease payments and a right-of-use (“ROU”) asset equal to the lease liability, subject to certain adjustments. For lease arrangements with an initial term of 12 months or less, the Company does not recognize a lease liability and ROU asset; instead, the Company recognizes the related lease payments as lease expense on a straight-line basis over the lease term. The Company uses its incremental borrowing rate to determine the present value of outstanding lease payments. The Company has elected to combine lease and non-lease components for all classes of its leased assets.
ROU assets are amortized on a straight-line basis over the earlier of the useful life of the ROU asset or the end of the lease term. On the Consolidated Statements of Operations, amortization of operating ROU assets is recognized as lease expense within Selling, general and administrative, and amortization of finance ROU assets is recognized within Depreciation and amortization on the Consolidated Statements of Operations. In addition, the Company recognizes interest expense on its finance lease liabilities using the effective interest method, within Interest expense related to lease liabilities and financial obligations on the Consolidated Statements of Operations.
The terms of the lease arrangements at commencement are determined based on the noncancellable period for which the Company has the right to use the underlying leased assets, inclusive of any periods covered by an option:
•the Company is reasonably certain to exercise that would extend the lease,
•the Company is reasonably certain not to exercise that terminates the lease and
•to extend (or not to terminate) the lease in which the exercise of the option is controlled by the lessor.
The Company considers a number of factors when evaluating whether the options in its lease arrangements are reasonably certain of exercise, including the location of the leased asset, the length of time before the options can be exercised, expected value of the leased assets at the end of the initial lease terms, relevance of the leased assets to the Company's operations and the cost of negotiating a new lease.
The Company has historically entered into transactions wherein the Company sold real estate property or equipment to a buyer and simultaneously leased back all, or a portion of, the same asset for all, or part of, the asset’s remaining economic life. Transactions such as these are evaluated to determine whether sale-leaseback accounting is required. If the Company determines that it has retained control of the property or equipment, the Company recognizes the financed leased asset within Property, plant and equipment, net, with a corresponding increase to Financial obligation on the Consolidated Balance Sheets. The Company uses the effective interest method to allocate lease cash payments between reduction of the financial obligation and recognition of interest expense within Interest expense related to lease liabilities and financial obligations on the Consolidated Statements of Operations.
Impairment of long-lived assets
The Company evaluates the recoverability of its long-lived assets, including property, plant and equipment, ROU assets and definite lived intangible assets, whenever events or changes in circumstances indicate that the carrying value of a long-lived asset, or asset group, may not be recoverable. When the Company determines that the carrying value of its long-lived assets may not be recoverable, the long-lived assets are assessed for impairment based on the estimated future undiscounted cash flows expected to result from the use and eventual disposition of the long-lived assets. If the carrying value of a long-lived asset, or asset group, exceeds its estimated future undiscounted cash flows, an impairment loss equal to the excess is recognized within Loss on impairment on the Consolidated Statements of Operations, during the period in which the impairment is identified.
Goodwill
Goodwill represents the excess of the consideration transferred for the acquisition of an entity over the fair value of the net tangible and intangible assets acquired. Goodwill is either assigned to a specific reporting unit or allocated between reporting units based on the relative fair value of each reporting unit.
Impairment of goodwill
Goodwill is not subject to amortization and is tested annually for impairment, as of October 1 of each year, or more frequently, if events or changes in circumstances indicate that it might be impaired. Factors which could trigger an impairment review include significant underperformance relative to historical or projected future operating results, significant changes in the Company’s manner of use of the acquired assets or strategy for the overall business, a significant decrease in the market value of the acquired assets or significant negative industry or economic trends.
Goodwill is tested for impairment at the reporting unit level. A reporting unit is the same as, or one level below, an operating segment and represents a component, or group of components, for which discrete financial information is available and reviewed regularly by segment management.
Goodwill is deemed to be impaired if the carrying value of a reporting unit, including allocated goodwill, exceeds its fair value (but not below zero), as determined using both an income and a market approach; an impairment loss equal to the excess is recognized within Loss on impairment on the Consolidated Statements of Operations, during the period in which the impairment is identified.
Change in reporting units
During the year ended December 31, 2023, the Company evaluated its existing reporting units in accordance with Accounting Standards Codification (“ASC”) 350, Intangibles—Goodwill and Other, and determined that the individual components of its two operating segments, Domestic and International (as determined in accordance with ASC 280, Segment Reporting), were economically similar and aggregation of the individual components into two reporting units that align with the Company’s two operating segments is required. Prior to October 1, 2023, the Company identified 16 reporting units on a jurisdictional basis.
Deferred charges: notes payable
The Company’s deferred charges incurred in connection with the execution of new or modification of debt financing include deferred financing costs and debt discounts or debt premiums. Deferred charges are amortized to interest expense using the effective interest method.
Commitments and contingencies
The Company recognizes contingent liabilities when such contingencies are probable and reasonably estimable. Losses related to contingencies are typically recognized within Other income, net in the Consolidated Statements of Operations.
The Company recognizes legal costs for contingencies in the period in which the costs are incurred within Selling, general and administrative in the Consolidated Statements of Operations.
Income taxes
The Company’s Provision for income taxes is comprised of current and deferred taxes and is recognized in the Consolidated Statements of Operations, except to the extent that the income tax expense relates to a business combination, items recognized directly within Shareholders’ equity on the Consolidated Balance Sheets or items recognized directly within Total other expense, net on the Consolidated Statements of Operations. Current taxes are recognized on taxable income (loss) for the fiscal period, as adjusted for unrealized tax benefits, changes in tax receivables (payables) that arose in a prior period and recovery of taxes paid in a prior period. Current taxes are measured using tax rates and laws enacted during the period within which the taxable income (loss) arose. Current taxes can also arise from dividends. Current tax assets and liabilities are offset only if certain criteria are met.
Deferred taxes are recognized with respect to temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and their respective tax basis, with certain exceptions. Deferred taxes are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. If the Company determines, based on available evidence, that it is more likely than not that all or a portion of a deferred tax asset will not be realized, a valuation allowance is established to reduce the deferred tax asset by the amount expected to be unrealizable. Management reassesses the need for a valuation allowance at the end of each reporting period and takes into consideration, among other matters, the nature, frequency and severity of current and cumulative losses; forecasts of future profitability and the duration of statutory carryforward periods.
The Company recognizes uncertain income tax positions at the largest amount that is more likely than not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. A change in the recognition or measurement of an unrealized tax benefit is reflected in the period during which the change occur.
As the Company operates in the cannabis industry, it is subject to the limitations of Section 280E of the Internal Revenue Code (“IRC”) (“Section 280E”), which prohibits the Company from deducting normal business expenses associated with the sale of cannabis, such as payroll and rent, from gross income (revenue less cost of goods sold).
Revenue recognition
Revenue is recognized by the Company in accordance with Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASC 606”), pursuant to which the Company recognizes revenue when the control of a promised good or service is transferred to the customer in an amount that reflects the consideration to which the Company expects to be entitled in exchange for the transferred good or service.
In order to recognize revenue under ASC 606, the Company applies the following five-step model:
i.Identify a customer along with a corresponding contract;
ii.Identify the performance obligation(s) in the contract to transfer goods or provide distinct services to a customer;
iii.Determine the transaction price the Company expects to be entitled to in exchange for transferring promised goods or services to a customer;
iv.Allocate the transaction price to the performance obligation(s) in the contract; and
v.Recognize revenue when or as the Company satisfies the performance obligation(s).
The majority of the Company’s performance obligations are satisfied at a point in time; either upon delivery and acceptance of the Company’s goods or services by the customer in its wholesale transactions or immediately upon transfer of the Company’s goods or services to the customer in its retail transactions. Revenues from the Company’s cannabis sales are recorded net of sales discounts at the time of delivery to the customer. Payment is typically due upon transfer of the Company’s products to the customer or within a specified time period permitted under the Company’s credit policy.
Retail and Wholesale Revenue
The Company derives its domestic retail and wholesale revenue in U.S. states in which it is licensed to cultivate, process, distribute and sell cannabis and hemp. The Company sells directly to customers at its retail stores and sells wholesale to third-party dispensaries or processors.
Internationally, the Company also derives retail revenues in the U.K., where it holds a pharmacy license which enables it to fulfil cannabis prescriptions directly to the patient through its online pharmacy. In Germany, the Company supplies cannabis on a wholesale basis to pharmacies and to other distributors. All products that are supplied to Italy are sold to wholesalers who import the Company’s products. Non-cannabis revenues are all derived from wholesale operations in Spain, the U.K., Switzerland and Germany.
For most of its locations, the Company offers a loyalty reward program to its retail dispensary customers that allows customers who enroll in the program to earn reward points at point of sale for use on future purchases. Loyalty reward points earned by the Company’s retail customers are recognized as a reduction of revenue at the time of sale. Those earned points are recognized as Accrued expenses on the Consolidated Balance Sheets, until redeemed, expired or forfeited. As of December 31, 2023 and 2022, the Company’s Accrued loyalty payable totaled $5.3 million and $8.2 million, respectively, and is recognized within Accrued expenses on the Consolidated Balance Sheets.
Management Fee Income
Management fee income primarily represents revenue related to management services agreements (“MSAs”) pursuant to which the Company provides professional services, including cultivation, processing and retail know-how, back-office administration, intellectual property licensing, real estate leasing services and lending facilities to medical and adult-use cannabis licensees. In addition, management fee income includes royalty fees earned on third-party use of certain of the Company’s licenses, as well as consultation fees earned in the Company’s international operations. The Company recognizes management fee income on a straight-line basis over the term of the associated agreements as services are provided.
Share-based compensation
The Company recognizes compensation expense for all share-based awards, including stock options, performance stock units (“PSUs”) and restricted stock units (“RSUs”), granted to its employees and directors at the fair value of the awards on the date of grant. The Company uses the Black-Scholes valuation model to determine the grant-date fair value of stock options. The inputs into the Black-Scholes valuation model, including the expected term of the instrument, expected volatility, risk-free interest rate and dividend rate are determined by reference to the terms of the underlying instrument as well as the Company’s experience with similar instruments. In instances where stock options or units have performance or market conditions, the Company utilizes the Monte Carlo valuation model to simulate the various outcomes that affect the value of the stock options or units.
Share-based compensation is amortized on a straight-line basis over the requisite service period of the share-based awards, which is generally the vesting period, and recognized within Share-based compensation on the Consolidated Statements of Operations, with a corresponding increase to Total shareholders’ equity on the Consolidated Balance Sheets. The amount recognized as an expense is adjusted to reflect the number of share-based awards for which the related service conditions are expected to be met, such that the total share-based compensation ultimately recognized by the Company is based on the number of share-based awards that meet the related service conditions at the vesting date. The Company recognizes the impact of forfeitures to its share-based compensation as they occur.
Earnings per share, basic and diluted
The Company presents basic and diluted earnings per share (“EPS”), as applicable. Basic EPS is calculated by dividing the profit or loss attributable to the Company’s shareholders by the weighted average number of shares outstanding during the reporting period. Diluted EPS is determined by adjusting the profit or loss attributable to the Company’s shareholders and the weighted average number of shares outstanding during the period, for the effects of all potentially dilutive instruments, which, for the Company, is comprised of share-based awards and convertible debt. Instruments with an anti-dilutive impact are excluded from the calculation of diluted EPS. The Company applies the treasury stock method to calculate the number of potentially dilutive securities with respect to its share-based awards and the if-converted method with respect to any outstanding convertible debt.
Related party transactions
Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control. Related parties may be individuals or entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.
Business combinations
The Company accounts for business combinations using the acquisition method in accordance with ASC 805, Business Combinations (“ASC 805”), which requires recognition of assets acquired and liabilities assumed, including contingent assets and liabilities, at their respective fair values on the date of acquisition or assumption of control. Non-controlling interests in the acquiree are measured at fair value on acquisition date. Acquisition related transaction costs are recognized as expenses in the period in which the costs are incurred. The excess of consideration transferred over the net assets acquired and liabilities assumed, is recognized as goodwill as of the acquisition date. Following initial recognition, goodwill is measured at cost less any accumulated impairment losses.
The Company utilizes the guidance prescribed by ASC 805, which allows entities to use a screen test to determine if a transaction should be accounted for as a business combination or an asset acquisition. Under the optional screen test, where substantially all of the fair value of gross assets acquired is concentrated in a single asset (or a group of similar assets), the transaction would be accounted for as an asset acquisition. Management performs a concentration test where appropriate and if the concentration of assets is 90% or above, the transaction is generally accounted for as an asset acquisition. In addition, if the assets acquired are not a business, the Company accounts for the transaction as an asset acquisition.
Contingent consideration is measured at fair value at the date of acquisition and included as part of the consideration transferred in a business combination. Contingent consideration classified as a liability requires fair value remeasurement at the end of each reporting period, with adjustments to the fair value of the contingent liability recognized within Other income, net on the Consolidated Statements of Operations. Contingent consideration classified as equity is assessed at the end of each reporting period to determine whether equity classification remains appropriate.
Purchase price allocations may be preliminary and, during the measurement period (not to exceed one year from the date of acquisition), changes in assumptions and estimates that result in adjustments to the fair value of assets acquired and liabilities assumed are recorded in the period the adjustments are determined.
Operating results associated with acquisitions are included in the consolidated financial statements from the date of acquisition.
Asset acquisitions
In accordance with ASU 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, the Company defines asset acquisitions as those not pertaining to the acquisition of inputs, processes and outputs that constitute a business. The Company assigns carrying values to all the assets acquired and liabilities assumed in an asset acquisition based on their relative fair values.
Fair value of financial instruments
The Company applies fair value accounting for all financial assets and liabilities that are recognized or disclosed at fair value in its financial statements on a recurring basis. Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities that are required to be recorded at fair value, the Company considers all related factors of the asset by market participants in which the Company would transact and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability, such as inherent risk, transfer restrictions and credit risk.
The Company applies the following fair value hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;
Level 2 — Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs for the asset or liability that are not based on observable market data.
The Company elected to apply the beginning-of-period convention whereby all transfers into and out of Level 3 in the fair value hierarchy are deemed to have had occurred at the beginning of the reporting period. The Company does not reclassify its financial instruments within the fair value hierarchy subsequent to initial recognition, unless a change has occurred in its business model for managing financial instruments.
Significant accounting judgments, estimates and assumptions
The preparation of financial statements in accordance with U.S. GAAP requires the use of estimates and assumptions that affect the reported amounts of revenue, expenses, assets, liabilities and contingencies. Although actual results in subsequent periods may differ from these estimates, such estimates are developed based on the best information available to management and based on management’s best judgments at the time. The Company relies upon historical experience, observable trends and various other assumptions to develop reasonable significant estimates and assumptions, which are then regularly reviewed and updated, as needed, by management. Changes in estimates are accounted for prospectively and are based upon on-going trends or subsequent settlements and the sensitivity level of the estimates and assumptions to changes in facts and circumstances. Although management believes that all estimates are reasonable, actual results could differ from these estimates.
The most significant assumptions and estimates underlying the Consolidated Financial Statements are described below:
Consolidation
When determining the appropriate basis of accounting for the Company’s interests in affiliates, the Company makes judgements about the degree of influence that it exerts directly or indirectly through an arrangement over the investees’ relevant activities. See Note 27 — Variable interest entities for further detail.
Accounting for acquisitions and business combinations
Classification of an acquisition as a business combination or asset acquisition hinges on whether the asset acquired constitutes a business, which can be a complex judgment.
In determining the fair value of all identifiable assets, liabilities and contingent liabilities acquired, the most significant estimates are related to the valuation of contingent consideration and intangible assets. Management exercises judgement in estimating the probability and timing of when earn-outs are expected to be achieved, which is used as the basis for estimating fair value. For any intangible asset identified, depending on the type of intangible asset and the complexity of determining its fair value, an independent valuation expert may be engaged to apply the appropriate valuation techniques to management’s forecast of the total expected future net cash flows in order to estimate fair value.
The primary intangible assets typically acquired in a business combination within the cannabis industry are cannabis licenses, as they provide companies with the ability to operate in additional markets. To estimate the fair value of intangible assets management exercises judgement in developing cash flow projections and choosing discount and terminal growth rates. The estimated fair value of intangible assets is most sensitive to changes in the discount rate applied. The terminal growth rate represents the rate at which businesses will continue to grow into perpetuity. Other significant assumptions include revenue, gross profit, operating expenses and anticipated capital expenditures which are based on the historical operations of the acquiree along with management’s projections. These valuations are closely linked to the assumptions made by management regarding future performance of the assets acquired and any changes in the discount rate applied.
Contingent consideration payable as a result of a business combination is recorded at fair value at the date of acquisition. The fair value of contingent consideration is subject to significant judgments and estimates, such as projected future revenue. See Note 4 — Acquisitions for further detail.
Share-based compensation
The Company uses the Black-Scholes valuation model to determine the fair value of stock options granted to employees and directors under share-based awards, where appropriate. In instances where stock options or units have performance or market conditions, the Company utilizes the Monte Carlo valuation model to simulate the various outcomes that affect the value of the stock option or units. In estimating fair value, management is required to make certain significant assumptions and estimates such as the expected life of stock options or units, volatility of the Company’s future share price, risk free rates and future dividend yields. Changes in assumptions used to estimate fair value could result in materially different results. See Note 17 — Share-based compensation for further detail.
Goodwill impairment
Goodwill is not subject to amortization and is tested annually for impairment, or more frequently if events or changes in circumstances indicate that it might be impaired in accordance with ASC 350. In order to determine the amount, if any, the carrying value might be impaired, the Company performs the analysis on a reporting unit level using both an income and a market approach. Under the income approach, fair value is estimated on the present value of estimated cash flows (i.e. discounted cash flows). The market approach estimates fair value using comparable marketplace fair value data from within a comparable industry grouping. A number of factors, including historical results, business plans, forecasts and market data are used to determine the fair value of the Company’s reporting units. In addition, determining the composition of the Company’s reporting units require significant management judgment. Changes in the conditions for these judgments and estimates can significantly affect the estimated fair value of the reporting units and the implied fair value of goodwill. See Note 12 — Intangible assets, net and Goodwill for further detail.
Inventories, net
In measuring the value of its inventories, net at the end of the reporting period, the Company compares inventoried costs to estimated NRV. The NRV of inventories, net represents the estimated selling price for the Company’s goods in the ordinary course of business, less all estimated costs of completion and costs necessary to sell. The determination of NRV requires significant judgment, including consideration of factors such as shrinkage, the aging of and future demand for inventory, expected future selling prices and contractual arrangements with customers. Reserves for excess and obsolete inventory are also based upon quantities on hand and projected volumes from demand forecasts. Developing these estimates require significant management judgment and are made at a point in time, using available information, expected business plans and expected market conditions. The future realization of these inventories may be affected by market-driven changes that reduce future selling prices. As a result, the actual amount received from sale of inventories, net could differ from estimates. See Note 8 — Inventories, net for further detail.
Income taxes
The Company records tax benefits for all years subject to examination based upon management’s evaluation of the facts, circumstances and information available at the reporting date. There is inherent uncertainty in quantifying income tax positions, especially considering the complex tax laws and regulations for federal, state and foreign jurisdictions in which the Company operates. The Company has recorded tax benefits for those tax positions where it is more likely than not that a tax benefit will result upon ultimate settlement with the relevant tax authority that has all relevant information. See Note 21 — Income Taxes for further detail.
Assets and liabilities held for sale
The Company classifies assets held for sale in accordance with ASC 205, Presentation of Financial Statements (“ASC 205”). When the Company makes the decision to sell an asset, disposal group or to cease operations for a portion of its business, the Company assesses whether such assets and related liabilities, should be classified as held for sale. To be classified as held for sale, the asset or disposal group must meet all of the following conditions at the end of the reporting period:
i.available for immediate sale in its present condition;
ii.management is committed to a plan to sell;
iii.an active program to locate a buyer and complete the plan has been initiated;
iv.the asset or disposal group is being actively marketed at a sales price that is reasonable in relation to its fair value;
v.the sale is highly probable within one year from the date of classification and
vi.actions required to complete the plan indicate that it is unlikely that the plan will be significantly changed or withdrawn.
An asset held for sale is measured at the lower of its carrying amount or fair value less cost to sell unless the asset held for sale meets the exceptions as prescribed by ASC 205. Fair value is the amount obtainable from the sale of the asset in an arm’s length transaction, less the costs of disposal. See Note 5 — Assets and liabilities held for sale for further detail.
Discontinued Operations
The Company classifies held for sale assets and liabilities as discontinued operations in accordance with ASC 205. A disposal of a component of an entity or group of components of an entity shall be reported in discontinued operations if the disposal represents a strategic shift that has, or will have, a major effect on an entity’s operations and financial results and meets the criteria for assets held for sale, is already disposed of by sale, or is disposed of other than by sale (i.e. via abandonment, distribution to owners in a spin off, etc.). The held for sale classification criteria is presented above under ‘Assets and liabilities held for sale’.
When the Company makes the decision to sell an asset or disposal group, management makes significant assumptions in its evaluation of whether the asset or disposal group can be classified as discontinued operations and/or held for sale. See Note 6 — Discontinued operations for further detail.
New, amended and future U.S. GAAP pronouncements
The Company has implemented all applicable U.S. GAAP standards recently issued by the Financial Accounting Standards Board (“FASB”). Pronouncements that are not applicable or where it has been determined do not have a significant impact to the Company have been excluded herein.
New Accounting Guidance - Recently Adopted
In June 2022, the FASB issued ASU 2022-03, Fair Value Measurements of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarified that a contractual restriction on the sale of an equity security is not considered part of the unit of account of an equity security. As a result, such restriction is not considered in measuring fair value of the equity security. ASU 2022-03 is effective for all other entities for fiscal years beginning after December 15, 2024 and interim periods within those fiscal years, with early adoption permitted. The Company early adopted and applied ASU 2022-03, prospectively, as of the quarter ended September 30, 2023, noting no material impact to the Company’s Consolidated Financial Statements.
New Accounting Guidance - Recently Issued
In August 2023, the FASB issued ASU 2023-05, Business Combinations— Joint Venture Formations (“ASU 2023-05”). ASU 2023-05, among other things, (1) defines a joint venture as the formation of a new entity without an accounting acquirer and (2) requires that a joint venture measure its identifiable net assets and goodwill, if any, at the formation date, such that the initial measurement of a joint venture’s total net assets is equal to the fair value of 100% of the joint venture’s equity, including any noncontrolling interest in the net assets of the joint venture. ASU 2023-05 is effective for all joint ventures with a formation date on or after January 1, 2025. Early adoption is permitted. The Company is currently evaluating the potential impact of the adoption of this standard on the Company and its consolidated financial statements upon adoption.
In October 2023, the FASB issued ASU 2023-06, Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative (“ASU 2023-06”). ASU 2023-06 incorporates certain SEC disclosure requirements into the FASB Codification. The amendments in ASU 2023-06 are expected to clarify or improve disclosure and presentation requirements of a variety of Codification Topics, allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the requirements and align the requirements in the FASB Codification with the SEC’s regulations. ASU 2023-06 is effective, for all other entities, two years after the effective date of the SEC’s removal of the related disclosure requirement from Regulation S-X or Regulation S-K. Early adoption is prohibited. The Company does not anticipate ASU 2023-06 will impact its consolidated financial statements upon adoption.
In November 2023, the FASB issued ASU 2023-07, Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company is currently evaluating the potential impact of the adoption of this standard on the Company and its consolidated financial statements upon adoption.
In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09, among other things, requires that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold (if the effect of those reconciling items is equal to or greater than 5 percent of the amount computed by multiplying pretax income [or loss] by the applicable statutory income tax rate). ASU 2023-09 is effective for all other entities for annual periods beginning after December 15, 2025. Early adoption is permitted. The Company is currently evaluating the potential impact of the adoption of this standard on the Company and its consolidated financial statements upon adoption.